PROJECT ASSETS, NET (Schedule of Project Assets and Related Accumulated Depreciation) (Details)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
PROJECT ASSETS [Abstract]
Completed	¥ 32,505,243		¥ 30,188,445
Under construction	451,381,193		31,935,354
Less: Accumulated depreciation	(10,155,212)		(7,060,303)
Project Assets, net	¥ 473,731,224	$ 72,811,156	¥ 55,063,496